Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

July 30, 2010

Via EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)
File Nos. 33-72424, 811-8194

Dear Mr. Ganley:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 59 (“PEA 59”) to the Registrant’s registration statement filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 485(a) of the Securities Act of 1933, as amended.

PEA 59 is being filed to update and complete the Registrant’s disclosures in Post-Effective Amendment No. 55 (“PEA 55”) filed on May 28, 2010 on Form N-1A. PEA 59 (i) reflects changes to PEA 55 made in response to oral comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on July 12, 2010; July 13, 2010; July 22, 2010; and July 27, 2010, (ii) includes other information not previously included in PEA 55, and (iii) includes certain other required exhibits.

PEA 59 includes a prospectus (the “Prospectus”) and statement of additional information for the (the “Fund”), a series of the Registrant.

Set forth in the numbered paragraphs below are the Staff’s oral comments provided on July 12, 2010; July 13, 2010; July 22, 2010; and July 27, 2010 to PEA 55, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in PEA 55.

STAFF COMMENTS TO THE PROSPECTUS:

1.       Staff Comment:    With respect to each section entitled “Fees and Expenses of the Portfolio” in each Summary, please include the cross-references regarding additional information in other sections of the prospectus, pursuant to Item 3 of Form N-1A, to the extent appropriate.

Mr. John Ganley

July 30, 2010

Registrant’s Response:   Comment complied with. See, e.g., page 1 of the prospectus containing multiple funds.

2.       Staff Comment:   With respect to each “Shareholder Fees” table in each Summary, please revise the line item description to more closely conform to the Form N-1A instructions.

Registrant’s Response:   Comment complied with. See, e.g., page 1 of the prospectus containing multiple funds.

3.       Staff Comment:   With respect to each “Shareholder Service Fee” line item in each Summary, please left justify this line item and relocate it before the line item entitled “Other Expenses.”

Registrant’s Response:   Comment complied with. See, e.g., page 1 of the prospectus containing multiple funds.

4.       Staff Comment:   With respect to the section entitled “Principal Investment Strategies of the Fund” in each Summary, please either clarify the meaning of the terms “long-term strategic allocation” and “equity securities” or revise the section, as appropriate, and please indicate whether “international securities” includes emerging markets.

Registrant’s Response:   Comment complied with. See, e.g., page 3 of the prospectus containing multiple funds.

5.       Staff Comment:   With respect to the section entitled “Principal Investment Strategies of the Fund” in each Summary, please clarify whether bonds are a principal strategy for the RiverFront Long-Term Growth Fund

Registrant’s Response:   The Registrant hereby clarifies that bonds are not a principal investment strategy of the RiverFront Long-Term Growth Fund.

6.       Staff Comment:   With respect to the section entitled “Principal Investment Strategies of the Fund” in each Summary, to the extent that bonds are a principal investment strategy of a Fund, please indicate whether there are any limitations on bond quality or duration, and if there are no such limitations, please add a risk factor relating to high-yield securities.

Registrant’s Response:   Comment complied with. See, e.g., pages 11 (disclosure regarding bond quality and duration) and 12 (high-yield securities risk factor) of the prospectus containing multiple funds.

7.       Staff Comment:   With respect to the section entitled “Principal Risks of the Fund” in each Summary, under “Sector and Securities Selection Risk,” please clarify whether there is a focus on a particular sector or sectors in any of the Funds.

Mr. John Ganley

July 30, 2010

Registrant’s Response:   The Registrant hereby clarifies that there is no sector focus in any of the Funds.

8.       Staff Comment:   With respect to the section entitled “Principal Risks of the Fund” in each Summary, under “ETF Investment Risk” and “Foreign Issuer and Emerging Markets Risk,” please revise these sections to shorten the disclosure in the Summary, and to the extent appropriate, move some of these disclosure to a later section of the applicable prospectus.

Registrant’s Response:   Comment complied with. See, e.g., pages 4 (Summary risk factor disclosure) and 33-34 (additional risk factor disclosure) of the prospectus containing multiple funds.

9.       Staff Comment:   With respect to the section entitled “Purchase and Sale of Fund Shares” in each Summary, please consider removing the discussion of the types of financial intermediaries since that information is contained later in the prospectus.

Registrant’s Response:   Comment complied with. See, e.g., page 13 of the prospectus containing multiple funds.

10.       Staff Comment:   With respect to the two Growth & Income Funds, please revise the investment objective to clarify the role of capital appreciation in that objective, and make conforming changes to the similar disclosures later in the Prospectus and the SAI.

Registrant’s Response:   Comment complied with. See, e.g., page 15 of the prospectus containing multiple funds.

11.       Staff Comment:   Please more closely conform the principal investment strategies, non-principal investment strategies, principal risk, and non-principal risks of each Fund, e.g., consider moving the disclosure entitled “Currency Risk” to the non-principal risk section of the prospectus.

Registrant’s Response:   Comment complied with. See, e.g., page 34 of the prospectus containing multiple funds.

12.       Staff Comment:   With respect to the section entitled “Prior Performance of Similar Accounts Managed by RiverFront Investment Group, LLC,” please confirm whether RiverFront began actually managing accounts with respect to the particular composite on or about October 1, 2003 or May 1, 2009, as appropriate.

Registrant’s Response:   The Registrant has been informed by RiverFront that such dates reflect the beginning of the first full month during which RiverFront began actually managing accounts with respect to that particular composite, as applicable.

Mr. John Ganley

July 30, 2010

13.       Staff Comment:   With respect to the section entitled “Prior Performance of Similar Accounts Managed by RiverFront Investment Group, LLC,” please clarify that the use of the term “its related Fund” means “its related Fund in this Prospectus.”

Registrant’s Response:   Comment complied with. See page 36 of the prospectus containing multiple funds.

14.       Staff Comment:   With respect to the section entitled “Prior Performance of Similar Accounts Managed by RiverFront Investment Group, LLC,” to the extent wrap fee accounts are included in the performance composites, please revise the disclosure accordingly.

Registrant’s Response:   Comment complied with. See page 36 of the prospectus containing multiple funds.

15.       Staff Comment:   With respect to the section entitled “Prior Performance of Similar Accounts Managed by RiverFront Investment Group, LLC,” please revise each set of annual performance return data so that the total return net of fees is located in the first column immediately after the “year” column in the table, and please add average annual return data for each composite (1 year and since inception returns, and if applicable, 5 year returns).

Registrant’s Response:   Comment complied with. See, e.g., page 37 of the prospectus containing multiple funds.

STAFF COMMENTS TO THE STATEMENT OF ADDITIONAL INFORMATION:

16.       Staff Comment:   With respect to the section entitled “Trustees and Officers,” please revise the column heading “Other Directorships Held By Trustee” to state “Other Directorships Held By Trustee For Past 5 Years.”

Registrant’s Response:   Comment complied with. See, e.g., page 57 of the SAI.

17.       Staff Comment:   With respect to the section entitled “Leadership Structure and Oversight Responsibilities,” please provide additional disclosure regarding why this particular leadership structure is appropriate for this particular trust.

Registrant’s Response:   Comment complied with. See, e.g., page 66 of the SAI.

* * *

In addition to the above changes, the Registrant has also, among other things, completed certain data points and made certain clerical changes to the offering documents.

The Registrant hereby acknowledges that:

Mr. John Ganley

July 30, 2010

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

If you have any questions or further comments, please contact the undersigned at (720) 917-0651.

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.
Secretary, Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP